Assets Classified as Held for Sale - Impairment loss for an initial write-down of the assets held for sale (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets Classified as Held for Sale
Property, plant and equipment	$ 25,753	$ 28,871	$ 49,065
Interest in resource properties	196,634	201,802
Asset held for sale	452,467	475,477
Impairment loss on assets held for sale	1,246	(31,443)
Carrying amount before impairment
Assets Classified as Held for Sale
Property, plant and equipment	48,191	49,140	72,446
Interest in resource properties		218,203	$ 264,795
Assets and liabilities classified as held for sale
Assets Classified as Held for Sale
Property, plant and equipment	1,358
Interest in resource properties	33,385
Asset held for sale	34,743
Decommissioning obligations.	(16,633)
Assets held for sale, net	49,552
Sale proceeds, adjusted	18,109
Impairment loss on assets held for sale	(31,443)	$ (31,443)
Assets and liabilities classified as held for sale | Carrying amount before impairment
Assets Classified as Held for Sale
Property, plant and equipment	19,137
Interest in resource properties	47,048
Asset held for sale	$ 66,185